Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: February 12, 2024

Payment Date	2/15/2024
Collection Period Start	1/1/2024
Collection Period End	1/31/2024
Interest Period Start	1/16/2024
Interest Period End	2/14/2024

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$331,564,511.11	$31,110,343.33	$300,454,167.78	0.591329	May-26
Class A-3 Notes	$475,000,000.00	$—	$475,000,000.00	1.000000	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$945,944,511.11	$31,110,343.33	$914,834,167.78

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,041,949,534.40	$1,007,323,863.22	0.673463
YSOC Amount	$92,613,821.91	$89,098,494.06
Adjusted Pool Balance	$949,335,712.49	$918,225,369.16
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$331,564,511.11	5.20000%	30/360	$1,436,779.55
Class A-3 Notes	$475,000,000.00	4.87000%	30/360	$1,927,708.33
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$945,944,511.11			$3,945,498.88

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,041,949,534.40	$1,007,323,863.22
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$949,335,712.49	$918,225,369.16
Number of Receivables Outstanding	50,616	49,966
Weighted Average Contract Rate	3.91%	3.91%
Weighted Average Remaining Term (months)	49	48

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,484,488.98
Principal Collections	$34,234,332.15
Liquidation Proceeds	$319,944.66
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$38,038,765.79
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$38,038,765.79

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$868,291.28	$868,291.28	$—	$—	$37,170,474.51
Interest - Class A-1 Notes	$—	$—	$—	$—	$37,170,474.51
Interest - Class A-2 Notes	$1,436,779.55	$1,436,779.55	$—	$—	$35,733,694.96
Interest - Class A-3 Notes	$1,927,708.33	$1,927,708.33	$—	$—	$33,805,986.63
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$33,414,476.63
First Allocation of Principal	$—	$—	$—	$—	$33,414,476.63
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$33,357,185.63
Second Allocation of Principal	$599,141.95	$599,141.95	$—	$—	$32,758,043.68
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$32,697,475.68
Third Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$19,137,475.68
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$19,065,833.68
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,505,833.68
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,505,833.68
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$2,114,632.30
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,114,632.30
Remaining Funds to Certificates	$2,114,632.30	$2,114,632.30	$—	$—	$—
Total	$38,038,765.79	$38,038,765.79	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$92,613,821.91
Increase/(Decrease)	$(3,515,327.85)
Ending YSOC Amount	$89,098,494.06

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$949,335,712.49	$918,225,369.16
Note Balance	$945,944,511.11	$914,834,167.78
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	31	$391,339.03
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	109	$319,944.66
Monthly Net Losses (Liquidation Proceeds)			$71,394.37
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.25%
Second Preceding Collection Period			0.43%
Preceding Collection Period			0.46%
Current Collection Period			0.08%
Four-Month Average Net Loss Ratio			0.30%
Cumulative Net Losses for All Periods			$2,674,018.59
Cumulative Net Loss Ratio			0.18%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.21%	93	$2,123,532.64
60-89 Days Delinquent	0.09%	37	$950,613.82
90-119 Days Delinquent	0.02%	8	$182,776.38
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.32%	138	$3,256,922.84

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		8	$179,881.10
Total Repossessed Inventory		14	$344,574.23

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		45	$1,133,390.20
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.10%
Second Preceding Collection Period			0.12%
Preceding Collection Period			0.09%
Current Collection Period			0.11%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of January 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.61	0.06%	26	0.05%